S000068817 [Member] Average Annual Total Returns	12 Months Ended	54 Months Ended	56 Months Ended	60 Months Ended	74 Months Ended	98 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Feb. 28, 2025	Dec. 31, 2024 [1]	Dec. 31, 2024 [3]	Dec. 31, 2024 [1]	Dec. 31, 2024 [4]
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.04% [1]	(1.01%) [2]		0.06%	1.79%	1.35%	1.73%
Bloomberg MSCI US Universal Choice ESG Screened Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.99%	(1.12%)
iShares ESG Advanced Total USD Bond Market ETF
Prospectus [Line Items]
Average Annual Return, Percent	1.94%	(1.25%)
Performance Inception Date			Jun. 23, 2020
iShares ESG Advanced Total USD Bond Market ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.44%	(2.19%)
iShares ESG Advanced Total USD Bond Market ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.14%	(1.34%)

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	The Fund has added this broad-based index in response to new regulatory requirements.
[3]	The Fund has added this broad-based index in response to new regulatory requirements.
[4]	The Fund has added this broad-based index in response to new regulatory requirements.